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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS A SECURITY HOLDING REPORTED ON THE FORM 13F FILED ON NOVEMBER
14, 2012, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH THE REPORTING
MANAGER HAS VOLUNTARILY WITHDRAWN AS OF FEBRUARY 13, 2013.

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [X]; Amendment Number: 1

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jefferies Group Inc.

Address: 520 Madison Ave.

         New York, NY 10022

13F File Number: 028-10917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roland Kelly

Title:   Assistant Secretary

Phone:   310- 914-1373

Signature, Place, and Date of Signing:

     /s/ Roland Kelly         Los Angeles, CA           February 21, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  1
Form 13F Information Table Value Total:  $49,011((thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number  Name
01   028-13184        Jefferies & Company, Inc.

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FORM 13F INFORMATION TABLE

             TITLE                     SHARES/
NAME OF      OF                 VALUE    PRN   SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
ISSUER       CLASS CUSIP     (x$ 1000)   AMT   PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
------------ ----- --------- --------  ------  --- ---- ------- -------- ----  ------ ----
MANCHESTER   ORD
UTD PLC NEW  CL A  G5784H106        *    **    SH       SOLE       01       **      0    0

* 49011 as of September 30, 2012; 0 as of December 31, 2012; and 0 as of the date hereof.
** 3850000 as of September 30, 2012; 0 as of December 31, 2012; and 0 as of the date hereof.